Condensed Financial Information of the Company (Details Textual) In Millions, except Share data, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 USD ($)	Jun. 30, 2011 CNY	Jun. 30, 2013 Prc Subsidiary and Vies [Member] USD ($)	Jun. 30, 2013 Prc Subsidiary and Vies [Member] CNY	Dec. 31, 2010 Prc Subsidiary and Vies [Member] USD ($)	Dec. 31, 2009 Prc Subsidiary and Vies [Member] USD ($)
Restricted Net asset To Be Transferred							$ 106.3	652.2
Ordinary shares, par value (in US dollars per share)	$ 0.0000001		$ 0.0000001		$ 0.0000001				$ 0.0000001	$ 0.0000001
Ordinary shares, shares authorized	450,000,000,000	450,000,000,000	450,000,000,000	450,000,000,000	450,000,000,000	450,000,000,000			450,000,000,000	450,000,000,000
Ordinary shares, shares issued	110,766,600	110,766,600	110,766,600	110,766,600	110,766,600	110,766,600			125,160,000	110,766,000
Ordinary shares, shares outstanding	110,766,600	110,766,600	110,766,600	110,766,600	110,766,600	110,766,600			125,160,000	110,766,600
Preferred Stock, Shares Authorized	50,000,000,000	50,000,000,000	50,000,000,000	50,000,000,000	50,000,000,000	50,000,000,000	50,000,000,000	50,000,000,000